Stockholders' Equity (Detail Textuals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Total number of authorized shares	110,000,000	110,000,000
Number of common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Number of preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,105,155	1,105,155	1,816,289
Preferred stock, shares outstanding	1,105,155	1,105,155	1,816,289
Common Stock
Class of Stock [Line Items]
Number of common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	269,608	269,608
Preferred stock, shares outstanding	269,608	269,608
Preferred Stock | Series B Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	131,347	131,347
Preferred stock, shares outstanding	131,347	131,347
Preferred Stock | Series C Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	704,200	704,200
Preferred stock, shares outstanding	704,200	704,200